Profit from Operations - Summary of Other Operating Expenses (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Expenses [Line Items]
Research and development expenses (excluding employee benefit costs and depreciation)	£ 121,000,000	£ 126,000,000	£ 105,000,000
Exchange differences	(29,000,000)	22,000,000	(15,000,000)
Hedge ineffectiveness within operating profit	(3,000,000)	(5,000,000)	(8,000,000)
Expense relating to short-term leases	10,000,000	16,000,000
Expenses relating to leases of low-value assets	1,000,000	1,000,000
Gains arising from sale and leaseback transactions	(1,000,000)
KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Fees payable for other services	9,500,000	9,400,000	10,100,000
KPMG LLP Firms and Associates | Audit Related Assurance Services
Other Operating Expenses [Line Items]
Fees payable for other services	8,500,000	8,500,000	9,400,000
KPMG LLP Firms and Associates | Other Assurance Services
Other Operating Expenses [Line Items]
Fees payable for other services	500,000	500,000	300,000
KPMG LLP Firms and Associates | Audit of defined benefit schemes of the Company
Other Operating Expenses [Line Items]
Fees payable for other services	500,000	400,000	400,000
Parent Company and Group Audit | KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Total audit fees expense	8,700,000	6,800,000	6,300,000
Local Statutory and Group Reporting Audits | KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Total audit fees expense	9,900,000	9,000,000	8,800,000
Parent Company, Local Statutory and Group Audits | KPMG LLP Firms and Associates
Other Operating Expenses [Line Items]
Total audit fees expense	18,600,000	15,800,000	15,100,000
Parent Company, Local Statutory and Group Audits | Other Firms
Other Operating Expenses [Line Items]
Total audit fees expense	200,000	100,000	200,000
Parent Company, Local Statutory and Group Audits | Audit Providers
Other Operating Expenses [Line Items]
Total audit fees expense	£ 18,800,000	£ 15,900,000	15,300,000
Property, Plant and Equipment
Other Operating Expenses [Line Items]
Minimum lease payments			61,000,000
Land and Buildings
Other Operating Expenses [Line Items]
Minimum lease payments			£ 110,000,000